Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 589,110	$ 571,216	$ 556,899
Allowance for credit losses	5,295	5,111	5,065
Net	583,815	566,105	551,834
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	260,586		253,357
Allowance for credit losses	734		678
Net	259,852		252,679
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	97,874		96,019
Allowance for credit losses	2,117		2,109
Net	95,757		93,910
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	212,920		191,038
Allowance for credit losses	1,084		1,065
Net	211,836		189,973
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,364	5,287	5,130
Allowance for credit losses	1,669	1,680	1,677
Net	3,695	3,607	3,453
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,078	1,058	999
Allowance for credit losses	371	367	381
Net	707	691	618
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	129	108	80
Allowance for credit losses	17	24	25
Net	112	84	55
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	463	413	359
Allowance for credit losses	188	172	164
Net	275	241	195
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	639	615	581
Allowance for credit losses	325	338	317
Net	314	277	264
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	842	793	753
Allowance for credit losses	172	158	158
Net	670	635	595
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	578	607	619
Allowance for credit losses	154	162	159
Net	424	445	460
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,635	1,693	1,739
Allowance for credit losses	442	459	473
Net	1,193	1,234	1,266
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,922	1,868	1,797
Allowance for credit losses	368	362	360
Net	1,554	1,506	1,437
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,131	1,108	1,069
Allowance for credit losses	627	640	644
Net	504	468	425
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,311	2,311	2,264
Allowance for credit losses	674	678	673
Net	$ 1,637	$ 1,633	$ 1,591